Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 145,325,480	¥ 131,881,305
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	40,955,619	36,144,399
Financing receivable, year 2	12,944,026	14,800,806
Financing receivable, year 3	10,257,523	9,780,316
Financing receivable, year 4	6,692,362	4,868,593
Financing receivable, year 5	3,535,686	4,571,927
Prior	10,669,085	9,808,543
Revolving loans amortized cost basis	33,514,937	26,976,735
Revolving Loans Converted to Term Loans Amortized Cost Basis	61,791	78,570
Total	118,631,029	107,029,889
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	64,192,347	61,669,333
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	24,813,049	24,117,429
Financing receivable, year 2	6,744,426	7,173,200
Financing receivable, year 3	5,711,688	6,154,487
Financing receivable, year 4	4,720,077	3,848,005
Financing receivable, year 5	2,927,815	4,060,428
Prior	8,958,519	7,912,621
Revolving loans amortized cost basis	10,155,350	8,272,309
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	64,030,924	61,538,479
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	24,703,682	23,928,261
Financing receivable, year 2	6,632,617	7,042,016
Financing receivable, year 3	5,613,025	6,052,900
Financing receivable, year 4	4,670,059	3,665,031
Financing receivable, year 5	2,851,319	3,962,275
Prior	8,381,226	7,288,161
Revolving loans amortized cost basis	9,989,979	8,073,197
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	62,841,907	60,011,841
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	96,046	128,827
Financing receivable, year 2	104,366	122,907
Financing receivable, year 3	71,621	90,760
Financing receivable, year 4	40,514	166,698
Financing receivable, year 5	65,825	78,351
Prior	499,564	529,207
Revolving loans amortized cost basis	150,293	184,168
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,028,229	1,300,918
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	13,321	60,341
Financing receivable, year 2	7,443	8,277
Financing receivable, year 3	27,042	10,827
Financing receivable, year 4	9,504	16,276
Financing receivable, year 5	10,671	19,802
Prior	77,729	95,253
Revolving loans amortized cost basis	15,078	14,944
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	160,788	225,720
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,028	1,371
Financing receivable, year 2	3,480	2,259
Financing receivable, year 3	197	2,078
Financing receivable, year 4	2,589	592
Financing receivable, year 5	5,425	261
Prior	6,674	3,140
Revolving loans amortized cost basis	2,778	907
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	23,171	10,608
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	55,672,365	46,247,819
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	16,142,570	12,026,970
Financing receivable, year 2	6,199,600	7,627,606
Financing receivable, year 3	4,545,835	3,625,829
Financing receivable, year 4	1,972,285	1,020,588
Financing receivable, year 5	607,871	511,499
Prior	1,710,566	1,895,922
Revolving loans amortized cost basis	23,359,587	18,704,426
Revolving Loans Converted to Term Loans Amortized Cost Basis	61,791	78,570
Total	54,600,105	45,491,410
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	15,928,759	11,839,879
Financing receivable, year 2	5,965,943	7,367,932
Financing receivable, year 3	4,364,812	3,465,137
Financing receivable, year 4	1,882,422	1,011,411
Financing receivable, year 5	591,535	480,256
Prior	1,574,598	1,732,371
Revolving loans amortized cost basis	23,157,551	18,474,590
Revolving Loans Converted to Term Loans Amortized Cost Basis	58,528	76,313
Total	53,524,148	44,447,889
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	173,991	154,312
Financing receivable, year 2	159,533	177,968
Financing receivable, year 3	144,244	137,788
Financing receivable, year 4	47,880	9,177
Financing receivable, year 5	5,927	19,982
Prior	90,921	114,575
Revolving loans amortized cost basis	164,319	213,896
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,599	0
Total	789,414	827,698
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	39,820	32,779
Financing receivable, year 2	74,124	81,706
Financing receivable, year 3	36,779	22,904
Financing receivable, year 4	41,983	0
Financing receivable, year 5	10,409	11,261
Prior	45,047	48,976
Revolving loans amortized cost basis	37,717	15,940
Revolving Loans Converted to Term Loans Amortized Cost Basis	664	2,257
Total	286,543	215,823
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	236	2,151
Financing receivable, year 2	3,233	8,622
Financing receivable, year 3	18,841	11,010
Financing receivable, year 4	17,144	2,855
Financing receivable, year 5	10	336
Prior	5,434	6,872
Revolving loans amortized cost basis	16,082	13,460
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	60,980	45,306
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,842,510	12,561,780
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,294,984	1,124,971
Financing receivable, year 2	1,079,225	636,238
Financing receivable, year 3	604,148	625,599
Financing receivable, year 4	592,837	672,243
Financing receivable, year 5	633,849	537,121
Prior	8,621,902	8,947,802
Revolving loans amortized cost basis	15,565	17,806
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,842,510	12,561,780
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	0	0
Financing receivable, year 2	0	0
Financing receivable, year 3	0	5
Financing receivable, year 4	8	43
Financing receivable, year 5	28	10
Prior	969	576
Revolving loans amortized cost basis	0	1
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,005	635
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,294,914	1,124,734
Financing receivable, year 2	1,079,045	636,136
Financing receivable, year 3	603,989	625,164
Financing receivable, year 4	592,443	672,068
Financing receivable, year 5	633,666	536,861
Prior	8,592,808	8,914,948
Revolving loans amortized cost basis	14,370	16,419
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,811,235	12,526,330
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	70	237
Financing receivable, year 2	180	102
Financing receivable, year 3	159	435
Financing receivable, year 4	394	175
Financing receivable, year 5	183	260
Prior	29,094	32,854
Revolving loans amortized cost basis	1,195	1,387
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	31,275	35,450
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	557,508	498,773
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	20	38
Financing receivable, year 2	149	179
Financing receivable, year 3	273	270
Financing receivable, year 4	306	310
Financing receivable, year 5	325	279
Prior	909	703
Revolving loans amortized cost basis	466,827	416,238
Revolving Loans Converted to Term Loans Amortized Cost Basis	88,699	80,756
Total	557,508	498,773
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	19	3
Financing receivable, year 2	83	52
Financing receivable, year 3	136	112
Financing receivable, year 4	195	93
Financing receivable, year 5	121	70
Prior	364	152
Revolving loans amortized cost basis	9,151	9,249
Revolving Loans Converted to Term Loans Amortized Cost Basis	15,507	12,271
Total	25,576	22,002
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	0	1
Financing receivable, year 2	4	3
Financing receivable, year 3	10	7
Financing receivable, year 4	6	15
Financing receivable, year 5	13	6
Prior	133	33
Revolving loans amortized cost basis	451,707	403,628
Revolving Loans Converted to Term Loans Amortized Cost Basis	67,471	17,546
Total	519,344	421,239
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	20	37
Financing receivable, year 2	145	176
Financing receivable, year 3	263	263
Financing receivable, year 4	300	295
Financing receivable, year 5	312	273
Prior	776	670
Revolving loans amortized cost basis	15,120	12,610
Revolving Loans Converted to Term Loans Amortized Cost Basis	21,228	63,210
Total	38,164	77,534
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	9,844,777	8,846,908
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,334,311	1,688,668
Financing receivable, year 2	1,152,780	1,487,981
Financing receivable, year 3	1,072,147	1,002,889
Financing receivable, year 4	646,579	546,198
Financing receivable, year 5	381,925	239,302
Prior	834,417	904,667
Revolving loans amortized cost basis	3,380,267	2,955,217
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,387	21,986
Total	9,824,813	8,846,908
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	4,017	5,970
Financing receivable, year 2	29,542	53,874
Financing receivable, year 3	55,774	50,589
Financing receivable, year 4	33,983	21,359
Financing receivable, year 5	16,756	7,095
Prior	17,430	23,135
Revolving loans amortized cost basis	34,217	32,294
Revolving Loans Converted to Term Loans Amortized Cost Basis	7,008	5,327
Total	198,727	199,643
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,102,663	1,507,924
Financing receivable, year 2	974,527	1,325,246
Financing receivable, year 3	933,091	855,947
Financing receivable, year 4	507,781	442,848
Financing receivable, year 5	299,850	193,714
Prior	597,348	651,811
Revolving loans amortized cost basis	3,116,056	2,698,374
Revolving Loans Converted to Term Loans Amortized Cost Basis	5	7
Total	8,531,321	7,675,871
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	172,593	147,612
Financing receivable, year 2	145,380	115,002
Financing receivable, year 3	110,228	102,598
Financing receivable, year 4	102,792	66,928
Financing receivable, year 5	54,875	31,663
Prior	164,397	173,199
Revolving loans amortized cost basis	212,243	206,398
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	962,508	843,400
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	59,055	33,132
Financing receivable, year 2	32,873	47,733
Financing receivable, year 3	28,828	44,344
Financing receivable, year 4	36,006	36,422
Financing receivable, year 5	27,200	13,925
Prior	72,672	79,657
Revolving loans amortized cost basis	51,968	50,445
Revolving Loans Converted to Term Loans Amortized Cost Basis	22,382	21,979
Total	330,984	327,637
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	2,215,973	2,056,692
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	896,023	795,726
Financing receivable, year 2	337,578	385,741
Financing receivable, year 3	231,863	162,365
Financing receivable, year 4	89,166	38,968
Financing receivable, year 5	15,613	34,651
Prior	90,163	91,677
Revolving loans amortized cost basis	555,567	547,564
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,215,973	2,056,692
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	4,137	6,492
Financing receivable, year 2	24,686	30,173
Financing receivable, year 3	12,489	9,590
Financing receivable, year 4	2,768	2,623
Financing receivable, year 5	560	383
Prior	1,938	3,075
Revolving loans amortized cost basis	5,018	6,621
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	51,596	58,957
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	892,614	790,753
Financing receivable, year 2	330,796	378,532
Financing receivable, year 3	228,120	159,835
Financing receivable, year 4	87,984	38,006
Financing receivable, year 5	14,994	33,940
Prior	84,026	86,122
Revolving loans amortized cost basis	546,441	537,014
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,184,975	2,024,202
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	3,409	4,973
Financing receivable, year 2	6,782	7,209
Financing receivable, year 3	3,743	2,530
Financing receivable, year 4	1,182	962
Financing receivable, year 5	619	711
Prior	6,137	5,555
Revolving loans amortized cost basis	9,126	10,550
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 30,998	¥ 32,490